8. Stockholder's Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholder's Equity

Issuance of Common Stock for Cash

During the six months ending June 30, 2012, the Company sold an aggregate of 2,056,334 shares of unregistered common stock to existing stockholders and other parties for $4,702,303.  In connection with the sales of the Company’s common stock, 1,028,167 warrants to purchase shares of the Company’s common stock at $2.50 per share, and 1,425,982 warrants at $3.50 per share, were issued.  Expenses of $414,661 connected to the issuance of the unregistered shares were deducted from additional paid in capital.  200,000 shares were issued as an exercise of warrants at $.30 per share for a total of $60,000.  Also in the first six months of 2012, 25,265 shares were issued in a cashless exercise of warrants, which resulted in an addition of $263 to capital stock, and a corresponding reduction to additional paid in capital.  No share or warrants to purchase shares of the Company’s common stock were issued in the first six months of 2011.

Issuance of Common Stock for Services

At December 31, 2011, the Company declared, but did not issue, 95,835 shares of unregistered common stock to be paid to its directors for services, having a fair value of $230,004, based on the current stock price at the date declared.  During the first six months of 2012, the company issued 149,500 shares of unregistered common stock with a fair market value of $358,800 to the Directors as compensation for past and future services. During the first six months of 2012, the Company awarded 39,406 of the remaining 53,665 shares of unregistered common stock to its directors for services, having a fair value of $151,190, based on the current stock price at the date awarded.  6,423 new shares with a fair value of $25,000 were issued to directors who were not board members at December 31, 2011. This expense is classified with general and administrative expense in the consolidated statement of operations.

Common Stock Warrants

The Company's Board of Directors has the authority to issue stock warrants for the purchase of preferred or unregistered common stock to directors and employees of the Company.

Transactions in common stock warrants are as follows:

	Number of	Exercise
	Warrants	Prices
Balance, December 31, 2010	725,000	$0.20-$0.75
Warrants exercised	(125,000)	$0.30-$0.40
Balance, December 31, 2011	600,000	$0.30-$0.60
Warrants granted	1,579,417	$2.50-$4.50
Warrants exercised	(52,500)	$2.50
Warrants expired	(350,000)	$0.30-$0.40
Balance, June 30, 2012	1,776,917	$0.20-$4.50
The above common stock warrants expire as follows:
Year Ended December 31:
2014	1,050,000
2015	476,917
Thereafter	250,000
	1,776,917